Share-Based Compensation (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Outstanding | shares	344,055
Number of Shares, Granted | shares	1,046,931
Number of Shares, Exercised | shares	(62,224)
Number of Shares, Forfeited/cancelled | shares	(139,329)
Number of Shares, Outstanding | shares	1,189,433
Number of Shares, Exercisable – December 31, 2018 | shares	280,782
Number of Shares, Exercisable and expected to vest – December 31, 2018 | shares	1,189,433
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 8.70
Weighted-Average Exercise Price, Granted | $ / shares	8.13
Weighted-Average Exercise Price, Exercised | $ / shares	5.34
Weighted-Average Exercise Price, Forfeited/cancelled | $ / shares	16.92
Weighted-Average Exercise Price, Outstanding – December 31, 2018 | $ / shares	7.41
Weighted-Average Exercise Price, Exercisable – December 31, 2018 | $ / shares	5.77
Weighted-Average Remaining Contractual Term (Years), Exercisable and expected to vest – December 31, 2018 | $ / shares	$ 7.41
Weighted-Average Remaining Contractual Term (Years), Outstanding – December 31, 2018	9 years 1 month 9 days
Weighted-Average Remaining Contractual Term (Years), Exercisable – December 31, 2018	7 years 6 months 10 days
Weighted-Average Remaining Contractual Term (Years), Exercisable and expected to vest – December 31, 2018	9 years 1 month 9 days
Aggregate Intrinsic Value, Exercised | $	$ 218
Aggregate Intrinsic Value, Outstanding – December 31, 2018 | $	301
Aggregate Intrinsic Value, Exercisable – December 31, 2018 | $	255
Aggregate Intrinsic Value, Exercisable and expected to vest – December 31, 2018 | $	$ 301